RESTRUCTURING AND OTHER EXPENSE, NET	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING AND OTHER EXPENSE, NET

15. RESTRUCTURING EXPENSES

Over the past three years, we have initiated a number of restructuring programs to integrate acquired businesses, improve the efficiency of our manufacturing and distribution network, and consolidate and reorganize our management and support teams.

In connection with the acquisition of Landshire in the first quarter of 2015 and Better Bakery in the second quarter of 2015, we incurred $859 and $1,707 of integration costs in 3rd Quarter 2015 and the year to date period ended October 3, 2015, respectively. Of the 3rd Quarter amount, $606 was included in gross profit and $253 was included in operating income. For the year to date period ended October 3, 2015, $875 was included in gross profit and $832 was included in operating income. These amounts represented costs for travel and meals, professional fees, facility closing costs and related severance. Also, during 3rd Quarter 2015 and the year to date period ended October 3, 2015, we incurred $887 and $1,191, respectively, in expenses (included in gross profit) to reconfigure production lines at our Portland, Maine manufacturing facility.

In addition, during fiscal 2013, we began various initiatives intended to improve our commercial effectiveness and reduce our operating costs. These initiatives included:

•	The consolidation of our business unit leadership and shared services teams in our Cincinnati, Ohio area facilities and the closure of an administrative office in Edmond, Oklahoma;

•	The reorganization of our senior leadership team; and

•	The implementation of staffing reductions and facility closures in our manufacturing, logistics and commercial operations.

During year to date period ended October 1, 2016, we incurred $108 in expenses associated with the closure of the office in Edmond, Oklahoma.

All the above initiatives were substantially complete as of October 1, 2016 and we expect any remaining payments to be complete in fiscal 2016. Restructuring charges included in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Income are summarized below:

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Gross profit
2013 initiatives	$—	$9	$—	$294
2015 initiatives	—	1,493	—	2,066

	$—	$1,502	$—	$2,360

Operating income
2013 initiatives	$—	$11	$143	$587
2015 initiatives	—	254	(23)	833

	—	265	120	1,420

Total	$—	$1,767	$120	$3,780

Charges related to these initiatives primarily represent costs for severance, relocation, recruiting, and professional services. There were no restructuring expenses that were directly attributable to any of our reportable segments.

Included below is the activity for liabilities related to restructuring charges, which are reflected in accrued liabilities (current portion) and other long-term liabilities (noncurrent portion):

	Fiscal Quarter Ended		Fiscal Year to Date Ended
	October 1, 2016	October 3, 2015	October 1, 2016	October 3, 2015
Balance at Beginning of Period	$171	$256	$496	$567
Accruals	—	1,767	120	3,780
Payments, net	(106)	(1,895)	(551)	(4,219)

Balance at End of Period	$65	$128	$65	$128

14. RESTRUCTURING AND OTHER EXPENSE, NET

During the past three years, the Company has initiated a number of restructuring programs, incurring expenses to integrate acquired businesses, improve the efficiency of its manufacturing and distribution network, and consolidate and reorganize its management and support teams.

As discussed in Note 3, during fiscal 2015, the Company made two business acquisitions and incurred $1,887 in expense in connection with the integration of the related operations. $927 of this expense was charged to gross profit and related primarily to reconfiguration of production lines and associated ramp up inefficiencies. $960 of this expense was charged to operating income and these expenses were composed of travel and meals, legal and professional fees, facility closing costs and related severance.

During fiscal 2015, the Company incurred $1,191 in expense that was charged to gross profit and related to reconfiguration of production lines at its Portland, ME manufacturing facility.

During fiscal 2013, the Company undertook various initiatives intended to improve its commercial effectiveness and reduce operating costs, the execution of which continued in both fiscal 2014 and fiscal 2015. These initiatives include:

•	Consolidation of business unit leadership and shared service teams in its Cincinnati, OH area facilities and closure of its administrative office located in Edmond, OK.

•	Reorganization of its senior leadership team.

•	Implementation of staffing reductions and facilities closures in its manufacturing, logistics and commercial operations.

In connection with the above named initiatives, the Company recorded $1,662, $6,842 and $2,495 in expenses related primarily to severance costs, relocation and recruiting costs, and professional fees in fiscal 2015, fiscal 2014 and fiscal 2013, respectively. In fiscal 2015, $374 and $1,288 of this expense was charged to gross profit and operating income, respectively. In fiscal 2014, $1,614 and $5,228 of this expense was charged to gross profit and operating income, respectively. In fiscal 2013, the entire expense was charged to operating income.

During fiscal 2013, in connection with the reorganization, the Company recorded $7,359 in expenses related primarily to severance costs and debt forgiveness on Shareholder Notes. $308 and $7,051 of this expense was charged to gross profit and operating income, respectively

During fiscal 2014, and fiscal 2013, the Company incurred $37 and $703, respectively in expense charged to operating income in connection with the integration of the operations of the former Pierre Foods, Inc., Advance Food Company, Advance Brands, LLC and Barber Foods, LLC. In fiscal 2013, these expenses were composed of consulting and professional service fees, facility consolidations, and employee-related costs such as severance, relocation, and outplacement.

During fiscal 2012, the Company completed a comprehensive analysis of its manufacturing capacity and footprint and decided to close the Orange City, IA facility, consolidating its activities among existing facilities. In connection with the idling of the production line and the facility closure, the Company incurred $432 and $20,742 in expense charged to gross profit in fiscal 2014 and fiscal 2013, respectively. In fiscal 2013, these expenses were composed of $18,527 in costs associated with reconfiguration of production lines and related ramp up inefficiencies and $2,215 in warehousing and transportation costs.

All the above initiatives are complete as of January 2, 2016. The Company expects that the related cash payments will be substantially completed within fiscal 2016.

The following table summarizes the classification of restructuring costs in the consolidated statements of operations:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Gross Profit	Operating Income	Gross Profit	Operating Income	Gross Profit	Operating Income
Initiatives prior to 2013	$—	$—	$432	$37	$21,136	7,754
2013 initiatives	374	1,288	1,614	5,228	308	2,495
2015 initiatives	2,118	960	—	—	—	—

Totals	$2,492	$2,248	$2,046	$5,265	$21,444	$10,249

The following table reflects the activity regarding accrued liabilities for the Company’s restructuring expenses as the result of the above initiatives. The accrued liabilities are included in Other accrued liabilities and Other long term liabilities in the consolidated balance sheets. The Company did not record any restructuring expenses directly attributable to its reportable segments.

Total
Balance at December 29, 2012	$3,548
Accruals	31,693
Payments, net	(31,889)

Balance at December 28, 2013	$3,352
Accruals	7,311
Payments, net	(10,096)

Balance at January 3, 2015	$567
Accruals	4,740
Payments, net	(4,811)

Balance at January 2, 2016	$496

Other expenses, net in fiscal 2015 are composed primarily of professional fees associated with merger and acquisition activity, and costs associated with a recall of stuffed chicken breasts (refer to Note 4 for more information).